Document and Entity Information	Sep. 24, 2025
Cover [Abstract]
Entity Registrant Name	MESA AIR GROUP INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000810332
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Sep. 24, 2025
Entity Incorporation State Country Code	NV
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	685-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MESA
Entity Emerging Growth Company	false